Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk - Undrawn credit lines [Member] - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	$ 7,620,714	$ 7,858,902
Substandard	3,896	1,468
Non—complying	25,772	9,890
Total	7,650,382	7,870,260
Stage 1 - Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	1,055,119	1,135,118
Substandard
Non—complying
Total	1,055,119	1,135,118
Stage 1 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	6,244,331	6,434,148
Substandard
Non—complying
Total	6,244,331	6,434,148
Stage 2 - Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	138,432	81,990
Substandard	3,896	1,468
Non—complying
Total	142,328	83,458
Stage 2 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	182,812	207,646
Substandard
Non—complying
Total	182,812	207,646
Stage 3 - Individual [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal	20
Substandard
Non—complying	837	359
Total	857	359
Stage 3 - Group [Member]
Provisions (Details) - Schedule of credit quality and the maximum exposure to credit risk [Line Items]
Normal
Substandard
Non—complying	24,935	9,531
Total	$ 24,935	$ 9,531